Commitments and Contingencies - Commitments and Purchase Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecorded Unconditional Purchase Obligation [Line Items]
Supply Agreements, Amount Paid	$ 7,700,000	$ 6,100,000	$ 3,100,000
Royalty and consulting expenses	200,000	200,000	200,000
Future minimum payments under unreorded liability [Abstract]
2012	147,000
2013	142,000
2014	142,000
2015	142,000
2016	142,000
Thereafter	0
Total	$ 715,000